CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS [Text Block]

5. CASH AND CASH EQUIVALENTS

The balance at December 31, 2022 consists of $2,662,316 in cash and $13,257,202 held in short-term investments (December 31, 2021 - $3,294,174 in cash and $11,042,904 in short-term investments) on deposit with major Canadian and US banks and other financial institutions. Short-term investments are redeemable on a monthly basis, with the annual interest rates ranging between 3.80% and 4.15%. As of December 31, 2022, the Company held approximately 97% (December 31, 2021 - 98%) of its cash and short-term investments in US dollars.